UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-09703

____BCT Subsidiary, Inc.____
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BCT Subsidiary, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257__________________

Date of fiscal year end:___October 31, 2006__________________________________

Date of reporting period:__ April 30, 2006____________________________________

Item 1. Reports to Stockholders.
The Registrant’s semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BlackRock
Closed-End Fund
Semi-Annual Report

APRIL 30, 2006 (Unaudited)

BCT Subsidiary, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Trust Summary	1

Financial Statements

Portfolio of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Cash Flows	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

TRUST SUMMARY (unaudited)
APRIL 30, 2006

BCT Subsidiary, Inc.

     The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2006	October 31, 2005

U.S. Government and Agency Securities	51%	51%

Corporate Bonds	22	20

Taxable Municipal Bonds	10	10

Agency Multiple Class Mortgage Pass-Through Securities	7	7

Interest Only Mortgage-Backed Securities	6	8

Inverse Floating Rate Mortgage Securities	3	3

Mortgage Pass-Through Securities	1	1

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (unaudited)

BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—86.3%
			Mortgage Pass-Through Securities—1.2%
			Federal National Mortgage Assoc.,
	$411		5.50%, 2/01/17	$408,649
	15		6.50%, 7/01/29	15,776

			Total Mortgage Pass-Through Securities	424,425

			Agency Multiple Class Mortgage Pass-Through Securities—6.1%
	2,000		Federal Home Loan Mortgage Corp., 6.50%, 10/15/08	2,017,719
	39[2]		Federal National Mortgage Assoc., 8.75%, 2/25/09	38,907
	100[2]		Government National Mortgage Assoc., REMIC Trust 2000, 5.731%, 12/16/27	99,953

			Total Agency Multiple Class Mortgage Pass-Through Securities	2,156,579

			Inverse Floating Rate Mortgage Securities—2.2%
AAA	185	[2]	Citicorp Mortgage Securities, Inc., 5.932%, 11/25/23	184,625
			Federal Home Loan Mortgage Corp.,
	162	[2]	Ser. 1425, Class SB, 9.258%, 12/15/07	163,227
	8	[2]	Ser. 1506, Class S, 11.833%, 5/15/08	8,342
	106	[2]	Ser. 1515, Class S, 11.291%, 5/15/08	107,365
	68	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	67,810
	32	[2]	Ser. 1661, Class SB, 11.297%, 1/15/09	32,833
			Federal National Mortgage Assoc.,
	95	[2]	Ser. 187, Class SB, 14.266%, 10/25/07	97,319
	118	[2]	Ser. 214, Class SH, 5.345%, 12/25/08	114,496

			Total Inverse Floating Rate Mortgage Securities	776,017

			Interest Only Mortgage-Backed Securities—5.3%
			Federal Home Loan Mortgage Corp.,
	—		Ser. 1114, Class J, 1,008.00%, 7/15/06	119
	234		Ser. 1645, Class IB, 5.50%, 9/15/08	6,457
	1,970		Ser. 2523, Class EH, 5.50%, 4/15/20	158,909
	281		Ser. 2543, Class IM, 5.00%, 9/15/12	1,869
	1,399		Ser. 2633, Class PI, 4.50%, 3/15/12	39,335
	841		Ser. 2672, Class TP, 5.00%, 9/15/16	6,417
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	434,652
	1,920		Ser. 2775, Class UB, 5.00%, 12/15/17	65,532
	2,568		Ser. 2976, Class KI, 5.50%, 11/15/34	275,917
			Federal National Mortgage Assoc.,
	1		Ser. 8, Class HA, 1,199.999%, 1/25/08	10,416
	2,016		Ser. 13, Class IG, 5.00%, 10/25/22	120,404
	4		Ser. 49, Class L, 444.917%, 4/25/13	38,508
	2		Ser. 51, Class K, 1,006.50%, 4/25/07	9,063
	12,992		Ser. 70, Class ID, 5.00%, 4/25/22	654,938
	—		Ser. 72, Class H, 1,183.25%, 7/25/06	73
	296		Ser. 82, Class IR, 5.00%, 9/25/12	3,737
	4	[2]	Ser. 174, Class S, 111.644%, 9/25/22	10,982
	—		Ser. G-21, Class L, 949.50%, 7/25/21	6,597
	15,981		Vendee Mortgage Trust, 0.043%, 10/15/31	30,828

			Total Interest Only Mortgage-Backed Securities	1,874,753

			Principal Only Mortgage-Backed Security—0.1%
Aaa	25	[3]	Salomon Brothers Mortgage Securities, Inc. VI, 12.50%, 10/23/17	21,807

			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, 7.33%, 9/15/07	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,5,6]	Ser. 2, 8.24%, 12/15/06	57
NR	629	[2,5,6]	Ser. 3, 8.724%, 4/15/07	63

			Total Asset-Backed Securities	143

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (unaudited)

BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Corporate Bonds—18.8%
			Energy—2.8%
A1	$500		Conoco Funding Co., 5.45%, 10/15/06 (Canada)	$500,382
BBB+	500	[4]	Israel Electric Corp. Ltd., 7.25%, 12/15/06 (Israel)	504,109

			Total Energy	1,004,491

			Financial Institutions—15.7%
Aa2	500		Bank of America Corp., 4.75%, 10/15/06	499,221
AAA	500		General Electric Capital Corp., 2.75%, 9/25/06	495,367
BB	500		General Motors Acceptance Corp., 6.125%, 9/15/06	497,595
AA-	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	494,025
A+	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	503,338
AA-	1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,092,327
A+	500		SLM Corp., 3.50%, 9/30/06	496,987
Aa3	500		SunTrust Bank, 7.25%, 9/15/06	503,320
Aa1	500		U.S. Bank NA, 2.85%, 11/15/06	493,117
AA-	500		Wachovia Corp., 4.95%, 11/01/06	499,110

			Total Financial Institutions	5,574,407

			Transportation—0.3%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	102,000

			Total Corporate Bonds	6,680,898

			U.S. Government and Agency Securities—43.8%
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,175,001
	2,000		6.00%, 8/15/09	2,066,718
	385		6.625%, 5/15/07	391,527
	10,000		U.S. Treasury Strip, Zero Coupon, 8/15/06	9,871,875

			Total U.S. Government and Agency Securities	15,505,121

			Taxable Municipal Bonds—8.8%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	552,350
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	524,340
			Los Angeles County California Pension Oblig.,
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,005,110
AAA	500		Ser. D, 6.97%, 6/30/08	516,360
AAA	500		Orleans Parish Louisiana School Board, 6.60%, 2/01/08	509,475

			Total Taxable Municipal Bonds	3,107,635

			Total Long-Term Investments (cost $31,218,175)	30,547,378

			SHORT-TERM INVESTMENT—20.3%
			U.S. Government and Agency Zero Coupon Bond—20.3%
	7,200	[7]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06 (cost $7,200,000)	7,200,000

			Total Investments—106.6% (cost $38,418,1758)	$37,747,378
			Liabilities in excess of other assets—(6.6)%	(2,321,661)

			Net Assets—100%	$35,425,717

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service, or Fitch ratings.

[2]	Variable rate security. Rate shown is interest rate as of April 30, 2006.

[3]	Rate shown is interest rate or effective yield as of April 30, 2006 of the underlying collateral.

[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 1.4% of its net assets, with a current market value of $504,132, in securities restricted as to resale.

[5]	Security is fair valued.

[6]	Illiquid security. As of April 30, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $143 in these securities.

[7]	Rate shown is the yield to maturity as of April 30, 2006.

[8]	Cost for Federal income tax purposes is $38,418,175. The net unrealized depreciation on a tax basis is $670,797, consisting of $316,843 gross unrealized appreciation and $987,640 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REMIC — Real Estate Investment Credit

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
APRIL 30, 2006

BCT Subsidiary, Inc.

Assets
Investments at value (cost $38,418,175)	$37,747,378
Interest receivable	397,853

38,145,231

Liabilities
Payable to custodian	2,426,656
Due to parent	292,858

2,719,514

Net Assets	$35,425,717

Composition of Net Assets
Par value	$29,571
Paid-in capital in excess of par	36,483,727
Undistributed net investment income	2,717,633
Accumulated net realized loss	(3,134,417)
Net unrealized depreciation	(670,797)

Net assets, April 30, 2006	$35,425,717

Net asset value per share:
($35,425,717 - 2,957,093 shares issued and outstanding)	$11.98

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the six months ended April 30, 2006

BCT Subsidiary, Inc.

Investment Income
Interest income	$1,230,584

Expenses
Investment advisory	92,135
Administration	25,128
Custodian	27,267
Reports to shareholders	4,650
Independent accountants	11,909
Legal	10,216
Miscellaneous	5,346

Total expenses	176,651

Net investment income	1,053,933

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(388,754)

Net change in unrealized appreciation/depreciation on:
Investments	50,654
Swaps	(176)

50,478

Net loss	(338,276)

Net Increase in Net Assets Resulting from Operations	$715,657

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended April 30, 2006

BCT Subsidiary, Inc.

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Used for Operating Activities
Net Increase in net assets resulting from operations	$715,657

Purchases of long-term investments	(745,043)
Proceeds from sales of long-term investments	3,098,103
Net purchases of short-term investments	(3,870,998)
Amortization of premium and discount on investments	183,543
Net realized loss on investments	388,754
Increase in unrealized appreciation/depreciation on investments	(50,654)
Decrease in unrealized appreciation on swaps	176
Decrease in interest receivable	85,325
Decrease in other assets	1,953
Decrease in interest payable	(4,385)

Total adjustments	(913,226)

Net cash used for operating activities	$(197,569)

Decrease in Cash
Net cash used for operating activities	$(197,569)

Cash used for financing activities:
Cash dividends paid	(2,269,778)

Net decrease in cash	(2,467,347)
Cash at beginning of period	40,691

Overdraft at end of period	$(2,426,656)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

BCT Subsidiary, Inc.

	2006	2005

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,053,933	$1,610,614
Net realized gain (loss)	(388,754)	715,759
Net change in unrealized appreciation/depreciation	50,478	(3,018,625)

Net increase (decrease) in net assets resulting from operations	715,657	(692,252)

Dividends from net investment income	(2,269,778)	—

Total decrease	(1,554,121)	(692,252)

Net Assets
Beginning of period	36,979,838	37,672,090

End of period	$35,425,717	$36,979,838

End of period undistributed net investment income	$2,717,633	$3,933,478

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BCT Subsidiary, Inc.

	Six Months Ended	Year Ended October 31,
	April 30, 2006
	(unaudited)	2005	2004	2003	2002	2001

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$12.51	$12.74	$14.09	$14.05	$13.33	$11.77

Investment operations:
Net investment income	0.36	0.54	0.69	1.17	1.45	0.89
Net realized and unrealized gain (loss)	(0.12)	(0.77)	0.11	(1.13)	0.22	1.38

Net increase (decrease) from investment
operations	0.24	(0.23)	0.80	0.04	1.67	2.27

Dividends and distributions from:
Net investment income	(0.77)	—	(1.62)	—	(0.95)	(0.71)
Net realized gains	—	—	(0.53)	—	—	—

Total dividends and distributions	(0.77)	—	(2.15)	—	(0.95)	(0.71)

Net asset value, end of period	$11.98	$12.51	$12.74	$14.09	$14.05	$13.33

TOTAL INVESTMENT RETURN[1]	(4.24)%	(1.81)%	6.64%	0.28%	12.55%	19.27%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.05%[2]	2.30%	2.50%	1.95%	2.35%	2.84%
Total expenses excluding interest expense
and excise tax	1.05%[2]	1.04%	1.03%	1.05%	1.03%	1.03%
Net investment income	6.29%[2]	4.70%	5.57%	8.59%	10.49%	7.08%
SUPPLEMENTAL DATA:
Average net assets (000)	$33,781	$34,267	$36,628	$40,418	$40,991	$37,193
Portfolio turnover	2%	101%	14%	30%	37%	20%
Net assets, end of period (000)	$35,426	$36,980	$37,672	$41,654	$41,559	$39,412
Reverse repurchase agreements outstanding,
end of period (000)	$—	$ —	$19,263	$18,416	$23,669	$9,006
Asset coverage, end of period[3]	$—	$ —	$2,956	$3,262	$2,756	$5,376
Reverse repurchase agreements
average daily balance (000)	$—	$7,865	$21,883	$19,409	$17,388	$12,614
Reverse repurchase agreements
weighted average interest rate	—%	2.32%	1.20%	1.21%	1.82%	4.89%

[1]	This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each year reported. Past performance is not a guarantee of future results.

[2]	Annualized.

[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

BCT Subsidiary, Inc.

Note 1. Organization
& Accounting Policies

BCT Subsidiary, Inc. (the “Trust”) was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT.

     Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

     The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board of Directors (the “Board”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Swap quotations are provided by dealers selected under the Supervisor of the Record. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The costs of investments sold and the related gain or loss is determined by the use of the specific identified method, generally first-in, first-out, for both financial reporting and federal income tax purposes. The Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. There were no open reverse repurchase agreements at April 30, 2006.

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trust did not enter into any dollar roll transactions during the six months ended April 30, 2006.

Option Writing/Purchasing: When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

Bonds Borrowed Agreements: Bonds borrowed agreements are agreements in which the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust’s portfolio in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust’s portfolio and its exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust’s leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up-front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Short Sales: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that the Trust segregate assets in connection with certain Trust investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no federal income tax provisions have been recorded.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement covers both investment advisory and administration services.

     The Trust reimburses BCT for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

Note 3. Portfolio
Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended April 30, 2006 aggregated $745,043 and $1,398,103, respectively. Purchases and sales of U.S. government securities for the six month ended April 30, 2006 aggregated $0 and $1,700,000, respectively.

Note 4. Income Tax
Information

     The tax character of distributions paid during the year ended October 31, 2005 were as follows:

Year ended October 31, 2005

Long-term
Ordinary Income	Capital Gain	Total Distributions

$3,328,146	$ —	$3,328,146

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Gains	Net Appreciation

$3,933,649	$ —	$ —

     For federal income tax purposes, the Trust had a capital loss carryforward at November 30, 2003 and November 30, 2004, the Trust’s tax year-end, of $2,518,895 expiring in 2011 and $684,360 expiring in 2012, respectively. This amount may be used to offset future realized capital gains.

Note 5. Capital

There are 200 million shares of $0.01 par value common shares authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2006.

BCT Subsidiary, Inc.

Directors	Accounting Agent and Custodian
Ralph L. Schlosstein, Chairman	State Street Bank and Trust Company
Andrew F. Brimmer, Lead Trustee	2 Avenue de Lafayette
Richard E. Cavanagh	Boston, MA 02111
Kent Dixon
Frank J. Fabozzi	Independent Registered Public Accounting Firm
Kathleen F. Feldstein	Deloitte & Touche LLP
R. Glenn Hubbard	200 Berkeley Street
Robert S. Kapito	Boston, MA 02116

Officers	Legal Counsel
Robert S. Kapito, President	Skadden, Arps, Slate, Meagher & Flom LLP
Henry Gabbay, Treasurer	4 Times Square
Bartholomew Battista, Chief Compliance Officer	New York, NY 10036
Anne Ackerley, Vice President
Jeff Gary, Vice President	Legal Counsel – Independent Directors
James Kong, Assistant Treasurer	Debevoise & Plimpton LLP
Vincent B. Tritto, Secretary	919 Third Avenue
Brian P. Kindelan, Assistant Secretary	New York, NY 10022

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its respective fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
No such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures. (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

2

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BCT Subsidiary, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: July 6, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 6, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 6, 2006

3